Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,098,565.60
Previously Paid Amount	0.00
Total Fee Amount	168.19
Total Offset Amount	0.00
Net Fee	168.19
Narrative - Max Aggregate Offering Price	$ 1,098,565.60
Final Prospectus	true